Revenues (Details 2) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue recognized:	$ 40,623
At a point of time [Member]
Revenue recognized:	13,637
Over a period of time [Member]
Revenue recognized:	26,986
Cellocator segment [Member]
Revenue recognized:	12,729
Cellocator segment [Member] | At a point of time [Member]
Revenue recognized:	12,367
Cellocator segment [Member] | Over a period of time [Member]
Revenue recognized:	362
MRM segment [Member]
Revenue recognized:	32,304
MRM segment [Member] | At a point of time [Member]
Revenue recognized:	5,634
MRM segment [Member] | Over a period of time [Member]
Revenue recognized:	26,670
Elimination [Member]
Revenue recognized:	(4,410)
Elimination [Member] | At a point of time [Member]
Revenue recognized:	(4,364)
Elimination [Member] | Over a period of time [Member]
Revenue recognized:	$ (46)